Leases, Other Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases, Other information [Line Items]
Cash paid for operating leases	$ 423	$ 406	$ 383
Leased assets obtained in exchange for new operating lease liabilities	248	$ 822	$ 351
Additional operating leases, not yet commenced	$ 78
Minimum [Member]
Leases, Other information [Line Items]
Additional operating leases, not yet commenced, term of contract	3 years
Maximum [Member]
Leases, Other information [Line Items]
Additional operating leases, not yet commenced, term of contract	10 years
Refining [Member]
Leases, Other information [Line Items]
Accelerated lease amortization costs	$ 91
Accelerated amortization of operating lease assets	Selling, general and administrative expense